Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Net realized gains/(losses)	$ (8.8)	$ 1.6	$ (12.0)	$ (1.3)
Change in net unrealized gains/(losses)	(2.6)	(1.2)	$ (3.9)	$ (0.3)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Net realized and unrealized investment gains (losses)	Net realized and unrealized investment gains (losses)
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(8.8)	1.6	$ (12.0)	$ (1.3)
Change in net unrealized gains/(losses)	$ (2.6)	$ (1.2)	$ (3.9)	$ (0.3)